Prepaid Expense and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expense and Other Current Assets [Line Items]
Prepaid professional fees	$ 261,155	$ 67,139	$ 33,665
Prepaid directors’ and officers’ liability insurance premium	12,335	10,932	9,741
Deferred offering costs		84,652
Security deposit		443	17,654
Due from broker		81	32,885
Finished goods	71,862	74,841	92,230
Recoverable value-added tax	11,023	10,863	9,245
Others	28,272	33,743
Total	$ 426,647	282,170	255,084
Previously Reported [Member]
Schedule of Prepaid Expense and Other Current Assets [Line Items]
Others		$ 33,219	$ 59,664